Note 21 - Segment Information	12 Months Ended
Dec. 31, 2010
Segment Reporting Disclosure [Abstract]
Note 21 - Segment Information [Text Block]

21. Segment Information

The following segment information has been prepared in accordance with Codification Topic 280 - Disclosure about Segments of an Enterprise and Related Information ("ASC 280"). The Company operates under the following segments, which are described as follows:

a) Exploration and Production: This covers the activities of exploration, production development and production of oil, NGL and natural gas in Brazil, for the purpose of supplying, as a priority, refineries in Brazil and, also, selling on the domestic and foreign markets the surplus petroleum and byproducts produced in their natural gas processing plants.

b) Refining, Transportation & Marketing: This consists of the refining, logistics, transport and trading activities of oil and oil products, exporting of ethanol, extraction and processing of schist, as well as holding interests in companies of the petrochemical sector in Brazil.

c) Gas & Power: It covers the activities of transport and trading of natural gas produced in Brazil or imported, transport and trading of LNG, generation and trading of electric power, as well as the corporate interests in transporters and distributors of natural gas and in thermoelectric power stations in Brazil, in addition to being responsible for the fertilizer business (migration of the fertilizer business from the Supply department to Gas and Energy, pursuant to a decision of the Board of Directors on September 21, 2009).

d) Distribution: It is responsible for the distribution of oil products, ethanol and compressed natural gas in Brazil, represented by the operations of Petrobras Distribuidora.

e) International: It covers the activities for exploration and production of oil and gas, supply, gas and energy, and distribution, carried out abroad in a number of countries in the Americas, Africa, Europe and Asia.

The items that cannot be attributed to the other departments, notably those linked to corporate financial management, the overheads related to central administration and other expenses, including actuarial expenses related to the pension and healthcare plans for retired employees and pensioners, are allocated in the corporate agencies group. The business dealings with biofuels, represented mainly by the operations of Petrobras Biocombustível are also included in this group.

The accounting information per business segment was prepared based on the assumption of controllability, for the purpose of attributing to the business departments only those items over which these departments have effective control.

In the computation of the results by business segment, transactions carried out with third parties and the transfers between the business departments are considered and they are valued by internal transfer prices defined between the departments using calculation methodologies based on market parameters.

(1) The segments "Refining, Transportation and Marketing" and "Gas and Power" were previously reported as "Supply" and "Gas and Energy", respectively, without representing changes in the factors used to identify the included activities, and in the amounts previously reported.

The main criteria used to record the results and assets by business segments are summarized as follows:

  Net operating revenues: these were considered to be the revenues from sales to third parties, plus revenues between the business segments, based on the internal transfer prices established by the areas;

  Costs and expenses includes the costs of products and services sold, calculated per business segment, based on the internal transfer price and the other operating costs of each segment, as well as operating expenses, based on the expenses actually incurred in each segment;

  Financial results are allocated to the corporate group;

  Assets: covers the assets relating to each segment.

The following presents the Company's assets by segment:

	As of December 31, 2010
	Exploration and Production	Refining, Transportation & Marketing(1)	Gas & Power(1)	International (see separate Disclosure)	Distribution	Corporate (2)	Eliminations	Total
Current assets	3,473	16,305	2,904	3,279	4,196	39,016	(5,310)	63,863

Cash and cash equivalents	-	-	-	-	-	17,633	-	17,633
Other current assets	3,473	16,305	2,904	3,279	4,196	21,383	(5,310)	46,230

Investments in non-consolidated
companies and other investments	296	3,056	813	1,078	257	812	-	6,312

Property, plant and equipment, net	129,913	46,844	24,725	9,519	2,730	4,836	-	218,567

Non-current assets	3,511	3,282	1,465	2,294	346	9,043	-	19,941

Total assets	137,193	69,487	29,907	16,170	7,529	53,707	(5,310)	308,683

(1) The segment information for 2009 and 2010 was prepared considering the changes in business areas, due to the transfer of the management of the fertilizer business from the segment "Refining, Transportation and Marketing" to "Gas and Power".

(2) The assets with biofuels are included in the Corporate segment.

	As of December 31, 2010
	International
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total

Current assets	1,132	1,778	250	443	68	(392)	3,279

Investments in non-consolidated companies and other investments	713	31	152	41	141	-	1,078

Property, plant and equipment, net	8,067	1,036	256	425	136	(401)	9,519

Non-current assets	2,336	292	105	65	1,309	(1,813)	2,294

Total assets	12,248	3,137	763	974	1,654	(2,606)	16,170

	As of December 31, 2009
	Exploration and Production	Refining, Transportation & Marketing (1)	Gas & Power (1)	International (see separate Disclosure)	Distribution	Corporate (2)	Eliminations	Total
Current assets	3,636	14,810	2,971	2,737	3,270	19,948	(4,728)	42,644

Cash and cash equivalents	-	-	-	-	-	16,169	-	16,169
Other current assets	3,636	14,810	2,971	2,737	3,270	3,779	(4,728)	26,475

Investments in non-consolidated companies and other investments	285	1,635	761	1,318	221	130	-	4,350

Property, plant and equipment, net	70,098	31,508	20,196	9,375	2,342	2,653	(5)	136,167

Non-current assets	3,577	2,016	1,433	1,484	294	8,467	(162)	17,109

Total assets	77,596	49,969	25,361	14,914	6,127	31,198	(4,895)	200,270
(1) The segment information for 2009 and 2010 was prepared considering the changes in business areas, due to the transfer of the management of the fertilizer business from the segment "Refining, Transportation and Marketing" to "Gas and Power".

(2) The assets with biofuels are included in the Corporate segment.

	As of December 31, 2009
	International
	Exploration and Production	Refining Transportation & Marketing	Gas and Power	Distribution	Corporate	Eliminations	Total

Current assets	1,004	1,400	231	292	198	(388)	2,737

Investments in non-consolidated companiesand other investments	833	37	160	38	250	-	1,318

Property, plant and equipment, net	7,961	1,105	271	249	132	(343)	9,375

Non-current assets	1,581	271	107	71	1,278	(1,824)	1,484

Total assets	11,379	2,813	769	650	1,858	(2,555)	14,914

Revenues and net income by segment are as follows:

	Year ended December 31, 2010
	Exploration and Production	Refining, Transportation & Marketing (1)	Gas & Power (1)	International (see separate disclosure)	Distribution	Corporate (2)	Eliminations	Total

Net operating revenues from third parties	242	64,991	7,482	10,724	36,613	-	-	120,052
Inter-segment net operating revenues	54,042	32,549	1,025	2,739	695	-	(91,050)	-

Net operating revenues	54,284	97,540	8,507	13,463	37,308	-	(91,050)	120,052

Cost of sales	(20,525)	(90,380)	(5,964)	(9,759)	(34,091)	-	90,025	(70,694)

Depreciation, depletion and amortization	(5,757)	(946)	(477)	(861)	(203)	(241)	(22)	(8,507)
Exploration, including exploratory dry holes	(1,277)	-	-	(704)	-	-	-	(1,981)
Impairment	(346)	-	-	(56)	-	-	-	(402)
Selling, general and administrative expenses	(436)	(2,981)	(854)	(807)	(1,861)	(2,235)	197	(8,977)
Research and development expenses	(437)	(212)	(73)	(1)	(5)	(265)	-	(993)
Employee benefit expense	-	-	-	-	-	(752)	-	(752)
Other operating expenses	(863)	(842)	(257)	(185)	(50)	(1,464)	73	(3,588)

Costs and expenses	(29,641)	(95,361)	(7,625)	(12,373)	(36,210)	(4,957)	90,273	(95,894)

Operating income (loss)	24,643	2,179	882	1,090	1,098	(4,957)	(777)	24,158

Equity in results of non-consolidated companies	106	155	159	(1)	-	(6)	-	413
Financial income (expenses), net	-	-	-	-	-	1,701	-	1,701
Other taxes	(134)	(70)	(31)	(119)	(17)	(151)	(1)	(523)
Other expenses, net	(59)	14	4	106	20	(3)	-	82

Income (loss) before income taxes	24,556	2,278	1,014	1,076	1,101	(3,416)	(778)	25,831

Income tax benefits (expense)	(8,313)	(722)	(291)	(238)	(374)	3,317	265	(6,356)

Net income (loss) for the year	16,243	1,556	723	838	727	(99)	(513)	19,475

Less: Net income (loss) attributable to the noncontrolling interest	108	(17)	11	(39)	-	(354)	-	(291)

Net income (loss) attributable to Petrobras	16,351	1,539	734	799	727	(453)	(513)	19,184

(1) The segment information for 2008, 2009 and 2010 was prepared considering the changes in business areas, due to the transfer of the management of the fertilizer business from the segment "Refining, Transportation and Marketing" to "Gas and Power",

(2) The results with biofuels are included in the Corporate segment.

	Year ended December 31, 2010
	International
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total

Net operating revenues from third parties	720	5,401	484	4,095	-	24	10,724
Inter-segment net operating revenues	2,993	2,087	39	33	-	(2,413)	2,739

Net operating revenues	3,713	7,488	523	4,128	-	(2,389)	13,463

Cost of sales	(928)	(6,961)	(417)	(3,834)	-	2,381	(9,759)

Depreciation, depletion and amortization	(718)	(70)	(19)	(27)	(27)	-	(861)
Exploration, including exploratory dry holes	(704)	-	-	-	-	-	(704)
Impairment	(6)	(50)	-	-	-	-	(56)
Selling, general and administrative expenses	(155)	(140)	(9)	(263)	(243)	3	(807)
Research and development expenses	-	-	-	-	(1)	-	(1)
Employee benefit expense	-	-	-	-	-	-	-
Other operating expenses	(7)	(252)	7	10	60	(3)	(185)

Costs and expenses	(2,518)	(7,473)	(438)	(4,114)	(211)	2,381	(12,373)

Operating income (loss)	1,195	15	85	14	(211)	(8)	1,090

Equity in results of non-consolidated companies	(4)	3	(2)	9	(7)	-	(1)
Other taxes	(76)	(3)	(1)	(3)	(36)	-	(119)
Other expenses, net	53	34	-	(5)	19	5	106

Income (loss) before income taxes	1,168	49	82	15	(235)	(3)	1,076

Income tax benefits (expense)	(306)	(6)	2	(8)	80	-	(238)

Net income (loss) for the year	862	43	84	7	(155)	(3)	838
							-
Less: Net income (loss) attributable to the noncontrolling interest	-	-	(1)	-	(38)	-	(39)

Net income (loss) attributable to Petrobras	862	43	83	7	(193)	(3)	799

	Year ended December 31, 2009
	Exploration and Production	Refining, Transportation & Marketing (1)	Gas & Power (1)	International (see separate disclosure)	Distribution	Corporate (2)	Eliminations	Total

Net operating revenues from third parties	476	48,768	5,085	8,469	29,071	-	-	91,869
Inter-segment net operating revenues	38,301	25,539	881	1,728	601	-	(67,050)	-
Net operating revenues	38,777	74,307	5,966	10,197	29,672	-	(67,050)	91,869
Cost of sales	(16,329)	(60,374)	(4,238)	(7,437)	(27,030)	-	66,157	(49,251)
Depreciation, depletion and amortization	(4,344)	(1,213)	(398)	(870)	(176)	(187)	-	(7,188)
Exploration, including exploratory dry holes	(1,199)	-	-	(503)	-	-	-	(1,702)
Impairment	(319)	-	-	-	-	-	-	(319)
Selling, general and administrative expenses	(322)	(2,364)	(421)	(731)	(1,490)	(1,894)	202	(7,020)
Research and development expenses	(254)	(164)	(31)	(2)	(5)	(225)	-	(681)
Employee benefit expense	-	-	-	-	-	(719)	-	(719)
Other operating expenses	(1,293)	(424)	(482)	(146)	-	(792)	17	(3,120)
Costs and expenses	(24,060)	(64,539)	(5,570)	(9,689)	(28,701)	(3,817)	66,376	(70,000)
Operating income (loss)	14,717	9,768	396	508	971	(3,817)	(674)	21,869
Equity in results of non-consolidated companies	(4)	53	122	(16)	-	2	-	157
Financial income (expenses), net	-	-	-	-	-	429	-	429
Other taxes	(57)	(46)	(13)	(77)	(13)	(126)	(1)	(333)
Other expenses, net	(68)	205	(9)	(183)	2	(8)	-	(61)
Income (loss) before income taxes	14,588	9,980	496	232	960	(3,520)	(675)	22,061
Income tax benefits (expense)	(4,961)	(3,375)	(128)	(319)	(326)	3,642	229	(5,238)
Net income (loss) for the year	9,627	6,605	368	(87)	634	122	(446)	16,823
Less: Net income (loss) attributable to the noncontrolling interest	56	(42)	(28)	(67)	-	(1,238)	-	(1,319)
Net income (loss) attributable to Petrobras	9,683	6,563	340	(154)	634	(1,116)	(446)	15,504

(1) The segment information for 2008, 2009 and 2010 was prepared considering the changes in business areas, due to the transfer of the management of the fertilizer business from the segment "Refining, Transportation and Marketing" to "Gas and Power",

(2) The results with biofuels are included in the Corporate segment.

	Year ended December 31, 2009
	International
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total
Net operating revenues from third parties	824	4,484	390	2,740	11	20	8,469
Inter-segment net operating revenues	2,119	1,454	51	44	5	(1,945)	1,728
Net operating revenues	2,943	5,938	441	2,784	16	(1,925)	10,197
Cost of sales	(899)	(5,588)	(334)	(2,546)	(3)	1,933	(7,437)
Depreciation, depletion and amortization	(721)	(86)	(15)	(26)	(22)	-	(870)
Exploration, including exploratory dry holes	(508)	-	-	-	-	5	(503)
Impairment	-	-	-	-	-	-	-
Selling, general and administrative expenses	(143)	(151)	(14)	(195)	(228)	-	(731)
Research and development expenses	-	-		-	(2)	-	(2)
Other operating expenses	(7)	(177)	6	14	10	8	(146)

Costs and expenses	(2,278)	(6,002)	(357)	(2,753)	(245)	1,946	(9,689)

Operating income (loss)	665	(64)	84	31	(229)	21	508

Equity in results of non-consolidated companies	(24)	11	3	9	(15)	-	(16)
Other taxes	(17)	(3)	(1)	(1)	(55)	-	(77)
Other expenses, net	(30)	(157)	-	2	2	-	(183)

Income (loss) before income taxes	594	(213)	86	41	(297)	21	232

Income tax benefits (expense)	(190)	80	(1)	(9)	(199)	-	(319)

Net income (loss) for the year	404	(133)	85	32	(496)	21	(87)

Less: Net income (loss) attributable to the noncontrolling interest	(7)	9	(1)	-	(68)	-	(67)

Net income (loss) attributable to Petrobras	397	(124)	84	32	(564)	21	(154)

	Year ended December 31, 2008
	Exploration and Production	Refining Transportation & Marketing (1)	Gas & Power (1)	International (see separate disclosure)	Distribution	Corporate(2)	Eliminations	Total
Net operating revenues from third parties	973	68,787	8,158	10,024	30,315	-	-	118,257
Inter-segment net operating revenues	58,051	26,872	1,187	916	577	-	(87,603)	-
Net operating revenues	59,024	95,659	9,345	10,940	30,892	-	(87,603)	118,257
Cost of sales	(21,130)	(94,222)	(8,061)	(8,735)	(28,317)	-	87,600	(72,865)
Depreciation, depletion and amortization	(3,544)	(1,109)	(367)	(564)	(165)	(179)	-	(5,928)
Exploration, including exploratory dry holes	(1,303)	-	-	(472)	-	-	-	(1,775)
Impairment	(171)	-	-	(348)	-	-	-	(519)
Selling, general and administrative expenses	(419)	(2,462)	(507)	(788)	(1,425)	(1,972)	144	(7,429)
Research and development expenses	(494)	(151)	(40)	(3)	(8)	(245)	-	(941)
Employee benefit expense	-	-	-	-	-	(841)	-	(841)
Other operating expenses	(117)	(268)	(663)	(473)	(90)	(1,054)	-	(2,665)
Costs and expenses	(27,178)	(98,212)	(9,638)	(11,383)	(30,005)	(4,291)	87,744	(92,963)

Operating income (loss)	31,846	(2,553)	(293)	(443)	887	(4,291)	141	25,294

Equity in results of non-consolidated companies	-	(245)	103	71	49	1	-	(21)
Financial income (expenses), net	-	-	-	-	-	2,377	-	2,377
Other taxes	(37)	(64)	(53)	(126)	(11)	(142)	-	(433)
Other expenses, net	(152)	(155)	(200)	(107)	320	69	-	(225)

Income (loss) before income taxes and minority interest	31,657	(3,017)	(443)	(605)	1,245	(1,986)	141	26,992

Income tax benefits (expense)	(10,764)	943	184	(213)	(406)	1,045	(48)	(9,259)

Net income (loss) for the year	20,893	(2,074)	(259)	(818)	839	(941)	93	17,733

Less: Net income (loss) attributable to the noncontrolling interest	138	38	76	10	-	884	-	1,146

Net income (loss) attributable to Petrobras	21,031	(2,036)	(183)	(808)	839	(57)	93	18,879

(1) The segment information for 2008, 2009 and 2010 was prepared considering the changes in business areas, due to the transfer of the management of the fertilizer business from the segment "Refining, Transportation and Marketing" to "Gas and Power",

(2) The results with biofuels are included in the Corporate segment.

	Year ended December 31, 2008
	International
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Distribution	Corporate	Eliminations	Total

Net operating revenues from third parties	1,383	5,611	424	2,604	2	-	10,024
Inter-segment net operating revenues	1,458	1,702	49	72	-	(2,365)	916

Net operating revenues	2,841	7,313	473	2,676	2	(2,365)	10,940

Cost of sales	(901)	(7,341)	(350)	(2,512)	(4)	2,373	(8,735)
Depreciation, depletion and amortization	(419)	(83)	(15)	(22)	(25)	-	(564)
Exploration, including exploratory dry holes	(472)	-	-	-	-	-	(472)
Impairment	(123)	(223)	-	(2)	-	-	(348)
Selling, general and administrative expenses	(197)	(162)	(25)	(132)	(272)	-	(788)
Research and development expenses	-	-	-	-	(3)	-	(3)
Other operating expenses	(170)	(280)	24	5	(52)	-	(473)

Costs and expenses	(2,282)	(8,089)	(366)	(2,663)	(356)	2,373	(11,383)

Operating income (loss)	559	(776)	107	13	(354)	8	(443)

Equity in results of non-consolidated companies	41	(1)	9	-	22	-	71
Other taxes	(18)	(1)	(1)	(2)	(104)	-	(126)
Other expenses, net	(87)	(2)	1	-	(19)	-	(107)

Income (loss) before income taxes	495	(780)	116	11	(455)	8	(605)

Income tax benefits (expense)	(267)	(30)	(2)	(1)	87	-	(213)

Net income (loss) for the year	228	(810)	114	10	(368)	8	(818)

Less: Net income (loss) attributable to the noncontrolling interest	(132)	161	(32)	2	11	-	10

Net income (loss) attributable to Petrobras	96	(649)	82	12	(357)	8	(808)

Capital expenditures incurred by segment for the years ended December 31, 2010, 2009 and 2008 are as follows:

	Year ended December 31,
	2010	2009	2008

Exploration and Production	22,222	16,488	14,293
Refining, Transportation & Marketing	15,356	10,466	7,234
Gas & Power	4,099	5,116	4,256
International
Exploration and Production	2,012	1,912	2,734
Refining, Transportation & Marketing	90	110	102
Distribution	52	31	20
Gas & Power	13	58	52
Distribution	482	369	309
Corporate	752	584	874

	45,078	35,134	29,874

The Company's gross sales, classified by geographic destination, are as follows:

	Year ended December 31,
	2010	2009	2008

Brazil	111,192	87,183	106,350
International	39,660	28,709	40,179

	150,852	115,892	146,529

The total amounts sold of products and services to the two major customers in 2010 were US$8,867 and US$4,018 (US$6,801 and US$2,815 in 2009; and US$8,176 and US$5,260 in 2008).